Debt - Principal amount, discount and interest rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2018	Apr. 30, 2018
Disclosure of detailed information about borrowings [line items]
Debt instruments issued				$ 1,000,000
Exchangeable Notes, net
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	$ 348,799	$ 889,183
Effective interest rate	4.83%	4.83%
Contractual interest expense	$ 4,859	$ 6,250
Amortization of debt discount	102,673	34,048
Amortization of issuance cost	4,703	1,560
Exchangeable Notes, net | Principal amount
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	352,171	999,999	$ 1,000,000
Exchangeable Notes, net | Unamortized debt discount
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	(3,224)	(105,963)
Exchangeable Notes, net | Unamortized issuance cost
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	$ (148)	$ (4,853)